Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of obligations in connection with acquisitions		$ (587)	$ (6,680)	$ 140	$ (19,936)
Solid Concepts, Inc. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining obligations in connection with acquisitions		$ 7,900		7,900
Increase to fair value of deferred payments if Company's share price increased by 10%				700
Increase to fair value of deferred payments if there was a 10% change in share price volatility used in calculation of discount				$ 100
Solid Concepts, Inc. [Member] | Ordinary Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares issued as consideration for business acquisition	118,789
Value of ordinary shares issued as consideration for business acquisition	$ 4,100
Cash given as consideration for business acquisition	$ 900